OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income [text block] [Abstract]
Schedule of other income by function
	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Coalition and loyalty program Multiplus (*)	36,172	126,443	240,952
Tours	96,997	108,448	109,463
Aircraft leasing	102,704	78,056	103,741
Customs and warehousing	29,353	26,667	26,793
Duty free	543	3,555	6,585
Maintenance	10,471	16,569	8,038
Other miscellaneous income	84,624	113,020	54,317
Total	360,864	472,758	549,889
(*)	See Note 22